COLUMBIA ACORN TRUST

ColumbiaSM Acorn® Fund

ColumbiaSM Acorn International®

ColumbiaSM Acorn USA®

ColumbiaSM Acorn International SelectSM

ColumbiaSM Acorn SelectSM

ColumbiaSM Thermostat FundSM

(each, a “Fund” and collectively, the “Funds” or the “Columbia Acorn Funds”)

Supplement dated June 14, 2011

to the Prospectuses dated May 1, 2011

Effective August 1, 2011 (the “Effective Date”), certain policies and procedures for investor services will change, as described below.

On the Effective Date, eligibility for Class Z shares will change, as described below:

For each Fund’s prospectus offering Class Z shares: On the Effective Date, the information under the section “Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Buying Shares” under the heading “Minimum Initial Investments” is hereby revised as follows:

The third bullet under the sub-heading “The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000” is hereby deleted and replaced with the following:

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Any employee of Columbia Management Investment Advisers, LLC, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address and any persons employed as of April 30, 2010 by (i) the former investment manager of the funds using the name “Columbia” prior to September 7, 2010 (“Legacy Columbia Funds”), other than the Columbia Acorn Funds, or (ii) the former distributor or transfer agent of the Legacy Columbia Funds, and immediate family members of any of the foregoing who share the same address are eligible to make new and subsequent purchases in Class Z shares through an individual retirement account.

The seventh bullet under the sub-heading “The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000”is hereby deleted and replaced with the following:

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Any employee of Columbia Management Investment Advisers, LLC, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address and any persons employed as of April 30, 2010 by (i) the former investment manager of the Legacy Columbia Funds, other than the Columbia Acorn Funds, or (ii) the former distributor or transfer agent of the Legacy Columbia Funds, and immediate family members of any of the foregoing who share the same address, are eligible to make new and subsequent purchases in Class Z shares through a non-retirement account.

On the Effective Date, the right of accumulation and letter of intent privileges will change with respect to your ability to aggregate certain shares of Columbia money market Funds.

For each Fund’s prospectus offering Class A shares: As of the Effective Date, the first four paragraphs under the section “Choosing a Share Class – Reductions/Waivers of Sales Charges” under the heading “Front-End Sales Charge Reductions” are hereby deleted and replaced with the following four paragraphs:

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a breakpoint discount through ROA, you may aggregate your or your immediate family members’ ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund or Columbia Government Money Market Fund, which may not be aggregated. Shares of Columbia Money Market Fund and Columbia Government Money Market Fund acquired by exchange from other Funds may be combined for ROA purposes.

Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A shares made within 13 months of the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. The required form of LOI may vary by selling and/or servicing agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the purchase commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you’ve made under an LOI, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund or Columbia Government Money Market Fund, which may not be aggregated. Shares of Columbia Money Market Fund and Columbia Government Money Market Fund acquired by exchange from other Funds may be combined for LOI purposes.

You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your selling and/or servicing agent in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different selling and/or servicing agents. You and your selling and/or servicing agent are responsible for ensuring that you receive discounts for which you are eligible. The Fund is not responsible for a selling and/or servicing agent’s failure to apply the eligible discount to your account. You may be asked by your selling and/or servicing agent for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different selling and/or servicing agent and records of accounts established by members of your immediate family.

On the Effective Date, the Funds will permit subsequent investments in any amount, including subsequent investments through a systematic investment plan, for all classes of shares.

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For prospectuses offering Class A, Class C and Class I shares of each Fund other than Columbia Acorn International and Columbia Thermostat Fund: Effective as of the date of this supplement, the information in the summary section under the heading “Purchase and Sale of Fund Shares” is hereby deleted and replaced with the following:

You may purchase or redeem shares of the Fund on any business day on the Columbia Funds’ website at www.columbiamanagement.com, by mail (Columbia Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081) or by telephone at 800.422.3737. You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. Class I shares are available only to other funds. There is no minimum initial investment or minimum additional investment for Class I shares. The minimum initial investment for Class A and Class C shares is $2,000. Prior to August 1, 2011, the minimum additional investment for Class A and Class C shares is $100. Effective August 1, 2011, there is no minimum additional investment for any share class of the Fund.

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For the prospectus offering Class A, Class C, Class I, Class R and Class R5 shares of Columbia Acorn International: Effective as of the date of this supplement, the information in the summary section under the heading “Purchase and Sale of Fund Shares” is hereby deleted and replaced with the following:

You may purchase or redeem shares of the Fund on any business day on the Columbia Funds’ website at www.columbiamanagement.com, by mail (Columbia Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081) or by telephone at 800.422.3737. You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. Minimum initial investments differ among share classes and are generally $2,000 for Class A and Class C shares and for Class R5 shares vary based on investor eligibility. There is no minimum initial investment for Class I or Class R shares. There is no minimum additional investment for Class I, Class R or Class R5 shares. Prior to August 1, 2011, the minimum additional investment for Class A and Class C shares is $100. Effective August 1, 2011, there is no minimum additional investment for any share class of the Fund. Class I shares are available only to other Funds. Investments in Class R shares are available only through eligible retirement plans and health savings accounts. Investments in Class R5 shares are limited to qualifying institutional investors and are closed to new investors.

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For the prospectus offering Class A and Class C shares of Columbia Thermostat Fund: Effective as of the date of this supplement, the information in the summary section under the heading “Purchase and Sale of Fund Shares” is hereby deleted and replaced with the following:

You may purchase or redeem shares of the Fund on any business day on the Columbia Funds’ website at www.columbiamanagement.com, by mail (Columbia Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081) or by telephone at 800.422.3737. You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. The minimum initial investment for Class A and Class C shares is $2,000. Prior to August 1, 2011, the minimum additional investment for Class A and Class C shares is $100. Effective August 1, 2011, there is no minimum additional investment for any share class of the Fund.

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For the prospectus offering Class A, Class C, Class I, Class R and/or Class R5 shares of a Fund: Effective as of the date of this supplement, the table under the section “Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Buying Shares” under the heading “Minimum Initial Investments and Additional Investments” is modified by deleting the cells in the row entitled “Minimum Additional Investments” under the headings “For Class A shares, Class C shares and all accounts except Individual Retirement Accounts” and “Individual Retirement Accounts” with the following:

	For Class A shares, Class C shares and all accounts except Individual Retirement Accounts	Individual Retirement Accounts
Minimum Additional Investments	$100, prior to August 1, 2011 $0, on and after August 1, 2011	$100, prior to August 1, 2011 $0, on and after August 1, 2011

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For the prospectus offering Class A, Class C, Class I, Class R and/or Class R5 shares of a Fund: Effective as of the date of this supplement, the table under the section “Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Buying Shares” under the heading “Systematic Investment Plan” is modified by deleting the cells in the row entitled “Minimum Additional Investments” under the headings “For Class A shares, Class C shares and all accounts except Individual Retirement Accounts” and “Individual Retirement Accounts” with the following:

	For Class A shares, Class C shares and all accounts except Individual Retirement Accounts	Individual Retirement Accounts
Minimum Additional Investments	$100, prior to August 1, 2011 $0, on and after August 1, 2011	$50, prior to August 1, 2011 $0, on and after August 1, 2011

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For each Fund’s prospectus offering Class Z shares of a Fund: Effective as of the date of this supplement, the number in the table under the section “Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Buying Shares” under the heading “Minimum Initial Investments and Additional Investments” in the row entitled “Minimum Additional Investments” is hereby deleted and replaced with the following:

$100, prior to August 1, 2011

$0, on and after August 1, 2011

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For each Fund’s prospectus offering Class Z shares: Effective as of the date of this supplement, the table under the section “Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Buying Shares” under the heading “Systematic Investment Plan” is modified by deleting the cells in the row entitled “Minimum Additional Investments” under the headings “For all accounts except Individual Retirement Accounts” and “Individual Retirement Accounts” with the following:

	For all accounts except Individual Retirement Accounts	Individual Retirement Accounts
Minimum Additional Investments	$100, prior to August 1, 2011 $0, on and after August 1, 2011	$50, prior to August 1, 2011 $0, on and after August 1, 2011

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For the prospectuses offering Class A, Class C, Class I, Class R, Class R5 and/or Class Z shares of a Fund: Effective as of the Effective Date, the last sentence of the first paragraph under the section “Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Buying Shares” under the heading “Electronic Funds Transfer” is hereby deleted.

Shareholders should retain this Supplement for future reference.

C-1446-6 A (6/11)

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